Current and long-term debt	6 Months Ended
Jun. 30, 2023
Borrowings [abstract]
Current and long-term debt	Current and long-term debt The following is a roll forward of the activity within debt, sale and leaseback, and IFRS 16 - lease liability (current and non-current), by facility, for the six months ended June 30, 2023:

		Activity				Balance as of June 30, 2023 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2022	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2023	Current	Non-Current
Hamburg Commercial Credit Facility	$33,732	$—	$(1,646)	$—	$32,086	$3,292	$28,794
Prudential Credit Facility	39,286	—	(2,773)	—	36,513	5,546	30,967
2019 DNB / GIEK Credit Facility	38,338	—	(3,557)	—	34,781	7,113	27,668
BNPP Sinosure Credit Facility	80,576	—	(5,455)	—	75,121	10,908	64,213
2020 $225.0 Million Credit Facility	37,765	—	(2,567)	—	35,198	5,133	30,065
2023 $225.0 Million Credit Facility	—	225,000	(8,475)	—	216,525	33,900	182,625
2023 $49.1 Million Credit Facility	—	49,088	(1,154)	—	47,934	4,616	43,318
2023 $117.4 Million Credit Facility	—	117,394	—	—	117,394	17,008	100,386
Ocean Yield Lease Financing	114,273	—	(59,965)	394	54,702	30,947	23,755
BCFL Lease Financing (LR2s)	67,058	—	(5,473)	215	61,800	10,050	51,750
CSSC Lease Financing	119,165	—	(7,282)	345	112,228	14,338	97,890
BCFL Lease Financing (MRs)	53,202	—	(8,162)	—	45,040	15,628	29,412
AVIC Lease Financing	77,769	—	(77,769)	—	—	—	—
2020 CMBFL Lease Financing	38,090	—	(1,622)	—	36,468	3,242	33,226
2020 TSFL Lease Financing	40,607	—	(1,660)	—	38,947	3,322	35,625
2020 SPDBFL Lease Financing	80,616	—	(3,247)	—	77,369	6,495	70,874
2021 AVIC Lease Financing	83,662	—	(3,626)	—	80,036	7,252	72,784
2021 CMBFL Lease Financing	68,045	—	(3,260)	—	64,785	6,520	58,265
2021 TSFL Lease Financing	49,997	—	(2,190)	—	47,807	4,380	43,427
2021 CSSC Lease Financing	48,631	—	(48,631)	—	—	—	—
2021 $146.3 Million Lease Financing	133,699	—	(6,589)	—	127,110	13,179	113,931
2021 Ocean Yield Lease Financing	63,933	—	(2,901)	—	61,032	5,866	55,166
2022 AVIC Lease Financing	112,620	—	(4,584)	—	108,036	9,168	98,868
IFRS 16 - Leases - 3 MR	21,138	—	(4,234)	—	16,904	8,906	7,998
IFRS 16 - Leases - $670.0 Million	475,939	—	(247,132)	3,619	232,426	153,443	78,983

Unsecured Senior Notes Due 2025	70,451	—	—	22	70,473	—	70,473
	$1,948,592	$391,482	$(513,954)	$4,595	$1,830,715	$380,252	$1,450,463
Less: deferred financing fees	(12,758)	(7,731)	—	3,052	(17,437)	(2,098)	(15,339)
Less: prepaid interest expense	(3,735)	—	2,378	—	(1,357)	(1,357)	—
Total	$1,932,099	$383,751	$(511,576)	$7,647	$1,811,921	$376,797	$1,435,124
(1)    Relates to (i) non-cash accretion, amortization or write-off of lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value upon closing, (ii) amortization and write-offs of deferred financing fees, (iii) accretion of discount on our Senior Notes Due 2025, and (iv) the remeasurement, upon the notification of the intent to exercise purchase options, of the right of use lease liability, IFRS 16 - Leases - $670.0 Million.
Interest expense on all of our borrowings that has been incurred and is unpaid as of June 30, 2023 is accrued within Accrued Expenses (see Note 10).
We were in compliance with all of the financial covenants set forth on the above borrowing arrangements as of June 30, 2023.
Secured Debt
2023 $225.0 Million Credit Facility
In January 2023, we executed the 2023 $225.0 Million Credit Facility with a group of European financial institutions. In February and March 2023, we drew down $184.9 million and $40.1 million, respectively, and 13 product tankers (STI Opera, STI Duchessa, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina, STI San Antonio, STI Yorkville, STI Battery, STI Milwaukee, STI Madison, and STI Sanctity) were collateralized under this facility as part of these drawdowns.
The 2023 $225.0 Million Credit Facility has a final maturity of five years from the signing date and bears interest at SOFR plus a margin of 1.975% per annum. The borrowings for the 11 MRs are expected to be repaid in equal quarterly installments of $0.63 million per vessel for the first two years, and $0.33 million per vessel for the remaining term of the loan. The borrowings for the two LR2s are expected to be repaid in equal quarterly installments of $0.8 million per vessel for the first two years, and $0.45 million per vessel for the remaining term of the loan.
Our 2023 $225.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such facility.
2023 $49.1 Million Credit Facility
In February 2023, we executed the 2023 $49.1 Million Credit Facility with a North American financial institution. In March 2023, we drew down $49.1 million and two LR2 product tankers (STI Rose and STI Rambla) were collateralized under this facility as part of this drawdown.
The 2023 $49.1 Million Credit Facility has a final maturity of five years from the drawdown date and bears interest at SOFR plus a margin of 1.90% per annum. The borrowing is expected to be repaid in equal, aggregate, installments of $1.2 million per quarter, with a balloon payment upon maturity.
Our 2023 $49.1 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.6 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2022 and (ii) 50% of the net proceeds of new equity issues occurring on or after December 31, 2022.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 150% of the then aggregate outstanding principal amount of the loans.
2023 $117.4 Million Credit Facility
In May 2023, we executed the 2023 $117.4 Million Credit Facility with a European financial institution. This facility was fully drawn upon execution and seven vessels (STI Battersea, STI Wembley, STI Texas City, STI Meraux, STI Mayfair, STI St. Charles, and STI Alexis) were collateralized under this facility upon drawdown.
The 2023 $117.4 Million Credit Facility has a final maturity of five years from the drawdown date of each vessel and bears interest at SOFR plus a margin of 1.925% per annum. The borrowing is expected to be repaid in equal, aggregate, installments of $4.3 million per quarter, with a balloon payment upon maturity.
Our 2023 $117.4 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 150% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such credit facility.
Lease Financing
AVIC Lease Financing
In January 2023, we exercised the purchase options on STI Brooklyn, STI Rambla, STI Rose and STI Ville on the AVIC Lease Financing and repaid the aggregate outstanding lease obligations of $77.8 million as part of these transactions.
Ocean Yield Lease Financing
In September and October 2022, we gave notice to exercise the purchase options on STI Sanctity, STI Steadfast, and STI Supreme on the Ocean Yield Lease Financing with a purchase option price of $27.8 million per vessel. The purchases of STI Sanctity and STI Steadfast closed in March and May 2023, respectively, and we repaid the aggregate outstanding lease obligations of $55.6 million as part of these transactions. The purchase of STI Supreme closed in August 2023.
2021 CSSC Lease Financing
In May 2023, we exercised the purchase options on STI Grace and STI Jermyn on the 2021 CSSC Lease Financing and repaid the aggregate outstanding lease obligation of $46.9 million as part of these transactions.